SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Condensed Statement of Income Captions [Line Items]
Foreign currency exchange differences arising from the translation of foreign operations	[1]	€ (15,666)	€ 6,538
Ezesa Argentina S.A.
Condensed Statement of Income Captions [Line Items]
Foreign currency exchange differences arising from the translation of foreign operations		€ 1,907
Tom Ford International LLC
Condensed Statement of Income Captions [Line Items]
Foreign currency exchange differences arising from the translation of foreign operations			€ 4,705

[1]	As a result of the sale of the Group’s 100% interest in Ezesa Argentina S.A. in February 2024, cumulative translation losses amounting to €1,907 thousand relating to the original investment held in the company were reclassified from other comprehensive income/(loss) to foreign exchange losses within the semi-annual consolidated statement of profit for the six months ended June 30, 2024.
As a result of the acquisition of Tom Ford International in April 2023, cumulative translation losses amounting to €4,705 thousand relating to the Group’s original investment held in Tom Ford International were reclassified from other comprehensive income/(loss) to foreign exchange losses within the semi-annual consolidated statement of profit for the six months ended June 30, 2023.